Employee Retirement and Severance Benefits (Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Japan
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 927,006	¥ 929,630
Service cost	30,903	31,241	¥ 30,889
Interest cost	5,074	5,419	5,689
Actuarial (gain) loss	15,289	(1,844)
Benefits paid	(35,372)	(33,477)
Plan amendments		(3,963)
Curtailments and settlements	(17,510)
Foreign currency exchange rate changes	0
Projected benefit obligations at end of year	925,390	927,006	929,630
Change in plan assets:
Fair value of plan assets at beginning of year	682,695	735,513
Actual return on plan assets	54,170	(38,010)
Employer contributions	12,367	12,651
Benefits paid	(28,549)	(27,459)
Settlements	(16,514)
Fair value of plan assets at end of year	704,169	682,695	735,513
Funded status at end of year	(221,221)	(244,311)
Foreign Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	385,949	423,579
Service cost	6,264	7,982	6,962
Interest cost	8,643	8,691	8,691
Plan participants' contributions	1,432	1,535
Actuarial (gain) loss	52,261	(24,297)
Benefits paid	(10,863)	(10,135)
Plan amendments	362	3,257
Curtailments and settlements	(3,608)	(1,149)
Foreign currency exchange rate changes	(816)	(23,514)
Projected benefit obligations at end of year	439,624	385,949	423,579
Change in plan assets:
Fair value of plan assets at beginning of year	248,642	254,020
Actual return on plan assets	35,298	(6,042)
Employer contributions	18,016	22,393
Plan participants' contributions	1,432	1,535
Benefits paid	(10,863)	(10,135)
Settlements	0	(1,150)
Foreign currency exchange rate changes	2,304	(11,979)
Fair value of plan assets at end of year	294,829	248,642	¥ 254,020
Funded status at end of year	¥ (144,795)	¥ (137,307)